Lease liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Lease liabilities
Balance Beginning of period	$ 1,676	$ 1,836
Repayments	(386)	(289)
Foreign exchange	2	58
Addition	18
Interest and accretion expense	67	71
Balance End of period	1,377	1,676
Less: Current portion	250	312
Long-term portion	$ 1,127	$ 1,364